Short-term debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Short-term debt
14. Short-term debt:

	December 31,
	2022	2021
Revolving financing facilities	$9,102	$13,652

The Company has a revolving financing facility with Hong Kong and Shanghai Banking Corporation ("HSBC"). This facility is secured by certain receivables of the Company and the maximum draw amount is $20,000, based on the receivables outstanding. As the Company collects these secured receivables, the facility is repaid. On December 22, 2021, the Company and HSBC amended the revolving financing facility's advances denominated in U.S. Dollars' and Euros' interest rates to the secured overnight financing rate plus 2.66% per annum and the Euro short-term rate plus 2.5%, respectively. As of December 31, 2022, the amount outstanding for this loan was $8,308 (December 31, 2021 - $12,965). Revolving financing facilities includes a new line of credit with Santander with the maximum draw amount of $800,000 and has a rate range of 2.02% - 3.04%. As of December 31, 2022 the amount outstanding was $794 (December 31, 2021 - nil).

The Company closed the existing revolving financing facility with Santander during the year, and as at December 31, 2022, the amount outstanding for this loan was nil (December 31, 2021 - $687).
The Company has a revolving financing facility with ING. The maximum draw amount is $1,365. Advances under this financing facility are denominated in Polish Zloty and bear interest at the Warsaw interbank offered rate plus 1.2% per annum. As of December 31, 2022, the amount outstanding for this facility was nil (December 31, 2021 - nil).